PARTY-IN-INTEREST AND RELATED-PARTY TRANSACTIONS (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 49,539	$ 48,302
Fiserv, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	831,143	842,087
Cost of Asset	$ 163,297	$ 122,233